Lease Liabilities (Details) - Schedule of lease liabilities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of lease liabilities [Abstract]
Balance at the beginning of the year	$ 89,781,180	$ 89,781,180	$ 87,511,733	$ 30,779,138	$ 30,221,426	$ 29,670,676	$ 29,127,095
Interest charged during the year		10,398,008	11,774,031	3,525,982	2,871,035	2,818,714	2,767,074
Repayment during the year	$ (3,056,444)	(9,305,777)	(3,377,784)		(2,313,323)	(2,267,964)	(2,223,494)
Balance at the end of the year		90,873,411	89,781,180	$ 87,511,733	30,779,138	30,221,426	29,670,676
Current		6,316,342	8,976,452		2,154,878	2,112,624	2,071,200
Non-Current		$ 84,557,069	$ 80,804,728		$ 28,624,260	$ 28,108,802	$ 27,599,476